Financial Instruments - Additional Information - Other Financial Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Leases	$ 342	$ 381	$ 350
Cash flows from used in securitization program	79	25	$ (26)
Other Financial Obligations [member]
Disclosure of detailed information about financial instruments [line items]
Recourse of accounts receivable	$ 678	$ 602